Yukon Resources Corp.
#206-475 Howe Street
Vancouver, BC
Canada, V6C 2B3

Tel: (604) 629-1075
Fax: (604) 685-7955

November 5, 2004

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Brigitte Lippmann
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Yukon Resources Corp. (the “Company”) - Form SB-2/A No. 1 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 1 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2 initial filing as described in your letter of October 15, 2004. Additionally, we have address the engineering comments described in your letter of October 25, 2004. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-118980. The documents are scheduled to be filed on EDGAR on November 5, 2004.

Also, please see our response memo attached to this letter. In this memo we identify each of the 25 comments that you outlined in your two letters and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted in green on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

Yours truly,

Yukon Resources Corp.

Per:

/s/ Thorton J. Donaldson

Thornton J. Donaldson
President

Encls.

Response Memo to Letter of October 15, 2004

General

1. Your filing has been referred to the natural resources group located in the Division of Corporate Finance for review by its engineers. We may have additional comments following their review.

The engineering comments have been received and had been addressed in the “Response Memo to Letter of October 25, 2004” below.

Registration Statement Cover Page

2. Please remove the preliminary prospectus language from the registration statement cover page and move it to the prospectus cover page.

We have moved the preliminary prospectus language to the prospectus cover page as requested.

Prospectus Summary, page 5

3. We note that you have no intention of engaging in a merger or acquisition within the next 12 months. Disclose:

  your business plans after the next 12 months,

  how long you expect to search for gold,

  what will you do if you do not find gold.

We may have further comments after we review your responses.

We have disclosed the above items in the Prospectus Summary by including the following paragraphs:

Access to the placer claims is restricted to the period between June and October of each year due to snow in the area. As a result, any attempts to visit, test, or explore the property are largely limited to these few months of the year when weather permits such activities. We will explore our placer claims between June 1, 2005 and October 31, 2005. Our goal is to complete our Phase 1 exploration during this period.

If our gold exploration activities indicate that our claims do not possess commercially viable concentrations of gold, we intend to hold on to the placer claims as long as we can afford to, until such time that the price of gold might increase thus resulting in commercial viability of our placer claims. The price of gold depends on a vast number of factors making it very difficult to predict future gold prices. Additionally, if our placer claims do not possess commercially viable concentrations of gold we intend to stake or purchase new claims if we have the adequate funds to do so.

After the next twelve months, our business plans will most likely take one of two paths. The first path will be because our gold exploration activities indicate that our placer claims contain commercially viable concentrations of gold. In this case, we expect to conduct our Phase 2 exploration program if we are able to raise the additional funds required to do so. The second path will be because our gold exploration activities indicate that our placer claims do not contain commercially viable concentrations of gold. In this case, we expect to hold on to the placer claims and stake or purchase new claims for new exploration if we have the adequate funds to do so.

4. Please revise the Summary section and the Description of Business section to comply with the requirements of Rule 421 of Regulation C. Please use definite concrete everyday words. In the Summary and Description of Business, you employ many technical terms and jargon that may be confusing and difficult for the average reader to understand. For example, you include terms and phrases such as “interglacial gravels” or “959,000 cubic yards grading 0.013 ounces per cubic yard,” etc. Please do not include technical terms or jargon in the forepart of your prospectus, including your summary. Please remove unnecessary technical terms or jargon from the body of the prospectus. Where technical terms or jargon have to be used later in the filing, please explain them in ordinary, everyday language when first used.

We have changed the technical jargon to make the prospectus easier for the average reader to understand. These changes have been made primarily in the Prospectus Summary and the Description of Business.

5. Supplementally provide us with documents evidencing the basis for all of your assertions about the gold reserves in Peter's Creek.

We have supplied you with the following documents in PDF format as private correspondence to this filing:

  Copy of June 1988 Report by Michael D. Philpot (EDGAR File: c5-philpot1.pdf)

  Copy of December 1988 Report by Michael D. Philpot (EDGAR File: c5-philpot2.pdf)

  Past Producer Report generated from the Province of British Columbia MINFILE website. (EDGAR File: c5-minfile.pdf)

The most recent estimate of the gold reserves is located on the December 1988 report on page 1 in the 3rd paragraph. This paragraph states:

Sufficient sampling in 1988 supported by historic data permits classifying the gold bearing gravels into a possible category. Possible reserves delineated in Peters Creek are estimated at 959,000 cubic yards grading .013 fine ounces gold per cubic yard or 12,250 fine ounces gold. The stripping ratio of waste gravels to paygravels is 1.6:1. The program is good upside potential to increase this reserves base.

Additionally, we have noted the engineering comments of October 25, 2004. We no longer make any assertions about possible reserves. However, we have still filed reports as private correspondence as requested.

6. Please disclose your prior history with your promoters and William Timmins and other companies involved in mineral exploration or claims. Describe whether any of these companies were ever successful in achieving liquidity or finding minerals of any substantive value. We note, for example, that Mr.Timmins was involved with Hudson Ventures, Inc., Imperial Consolidated Capital, Uranium Power Corporation, Iguana Ventures, Naptau Gold Corp., Normark Ventures Corp., and Coyote Ventures Corp. We may have further comments after we review your responses.

We have disclosed the above items in the Prospectus Summary by including the following paragraphs:

The Promoters of our company are Thornton J. Donaldson and Jeff Murdock who are our Directors and Officers. Our consulting geologist William Timmins is a close business associate of our President and Director, Mr. Donaldson. Messrs. Timmins and Donaldson are the Directors and Officers of Uranium Power Corp. a publically listed Colorado company involved in the North American petroleum industry. Additionally, Mr. Timmins is the consulting geologist for Imperial Consolidated Capital a Nevada corporation engaged in the mineral exploration business in North America and currently has mineral claims in the Revelstoke Mining District in British Columbia. Mr. Donaldson serves as Secretary and a Director for Imperial Consolidated Capital. Mr. Murdock has had no prior business involvement with Mr. Timmins.

Uranium Power Corp. has changed its exploration focus to oil and gas development in Western Canada and is expected to change its name to Canwest Petroleum Corporation on October 22, 2004 to reflect the change in focus. The change in focus was due to the fact that Uranium Power was not successful in achieving liquidity or finding minerals of any substantive value.

Imperial Consolidated Capital has yet to commence its exploration program on its mineral claims in the Revelstoke Mining District in British Columbia. To date, Imperial Consolidated Capital has not been successful in achieving liquidity of finding minerals of any substantive value.

Risk Factors, page 7

7. Please add the following risk factors to the beginning of this section:

  Disclose the affiliation between Thornton Donaldson and William Timmins and that they may have conflicts of interest with Yukon as a result of their affiliation with similar companies.

  Discuss your common stock's status as a penny stock and the material risks associated with penny stocks, including price fluctuations, additional disclosure requirements, and the lack of a liquid market for such stocks.

We have added the requested risk factors to the beginning of the Risk Factors section. The risk factors are as follows:

Because there is an affiliation between our President and Consulting Geologist, they may have conflicts of interest with us since they are involved with other companies that are in the same business as us.

Our President and Consulting Geologist are the Directors and Officers of Uranium Power Corp. Though Uranium Power Corp. is shifting its focus to oil and gas exploration and development in Western Canada, it is possible that Uranium Power could shift its focus back to mineral exploration in the future. If such a shift occurs our President and Consulting Geologist may have conflicts of interest with us.

Our President is a Director and Officer of Imperial Consolidated Capital. Additionally, our Consulting Geologist is the Consulting Geologist for Imperial Consolidated Capital. Imperial Consolidated Capital is engaged in the mineral exploration business, which is the same business as ours. This means our President and Consulting Geologist may have conflicts of interest with us.

Our common stock is subject to the "penny stock" rules of the SEC and the trading market in our securities is limited, which makes transactions in our stock cumbersome and may reduce the value of an investment in our stock.

The Securities and Exchange Commission has adopted Rule 15g-9 which establishes the definition of a "penny stock," for the purposes relevant to us, as any equity security that has a market price of less than $5.00 per share or with an exercise price of less than $5.00 per share, subject to certain exceptions. For any transaction involving a penny stock, unless exempt, the rules require:

  that a broker or dealer approve a person's account for transactions in penny stocks; and

  the broker or dealer receive from the investor a written agreement to the transaction, setting forth the identity and quantity of the penny stock to be purchased.

In order to approve a person's account for transactions in penny stocks, the broker or dealer must:

  obtain financial information and investment experience objectives of the person; and

  make a reasonable determination that the transactions in penny stocks are suitable for that person and the person has sufficient knowledge and experience in financial matters to be capable of evaluating the risks of transactions in penny stocks.

The broker or dealer must also deliver, prior to any transaction in a penny stock, a disclosure schedule prepared by the Commission relating to the penny stock market, which, in highlight form:

  sets forth the basis on which the broker or dealer made the suitability determination; and

  that the broker or dealer received a signed, written agreement from the investor prior to the transaction.

Generally, brokers may be less willing to execute transactions in securities subject to the "penny stock" rules. This may make it more difficult for investors to dispose of our common stock and cause a decline in the market value of our stock.

Disclosure also has to be made about the risks of investing in penny stocks in both public offerings and in secondary trading and about the commissions payable to both the broker-dealer and the registered representative, current quotations for the securities and the rights and remedies available to an investor in cases of fraud in penny stock transactions. Finally, monthly statements have to be sent disclosing recent price information for the penny stock held in the account and information on the limited market in penny stocks.

Selling Shareholders, pages 12-16

8. Please provide us the names of the private placement agent(s) and others who were involved in placing the shares with the selling shareholders.

We provided the following disclosure in the Selling Shareholders Section:

The shares were sold solely by our President to his close friends and close business associates under an exemption provided under British Columbia securities law. There was no private placement agent or others who were involved in placing the shares with the selling shareholders.

9. Describe the relationship between the promoters or others involved in the private placement and the selling shareholders.

We provided the following disclosure in the Selling Shareholders Section:

The shares were sold solely by our President to his close friends and close business associates under an exemption provided under British Columbia securities law. There was no private placement agent or others who were involved in placing the shares with the selling shareholders.

Directors, Executive Officers, Promoters and Control Persons, page 20

10. Disclose Thornton Donaldson's positions at Imperial Consolidated Capital.

We provided the following disclosure in Thornton Donaldson's biography:

Also, Mr. Donaldson serves as Secretary and a Director for Imperial Consolidated Capital a Nevada corporation. Imperial Consolidated Capital is engaged in the mineral exploration business in North America and currently has mineral claims in the Revelstoke Mining District in British Columbia.

Description of Business, pages 28-32
Technical Information Regarding the Property

11. Explain why you state there is no relationship between William Timmins and Thornton Donaldson. It appears that they serve as directors and officers for Uranium Power Corporation and worked together for Imperial Consolidated Capital. Please revise this section accordingly.

This statement was caused by a clerical error and was unfortunately missed during the management review of the SB-2. We apologize for the erroneous statement. This erroneous statement has been removed.

Conclusions and Recommendations

12. Explain what you mean by “in view of positive results of past work.”

We have reworded with the following statement:

Mr. Timmin's geological report recommends a two-phase program because past work has appeared to have confirmed the presence of gold-bearing gravels in and around Peter's Creek.

13. Describe the procedures for bulk testing in Phase 1 and what you consider “favorable results.” Describe what road construction would be in involved and the procedures for additional bulk sampling. Also describe what you would consider to be “substantive gold values” in order to prepare a program for extraction.

We have rewritten the Phase 1 and Phase 2 description to state:

Mr. Timmin's geological report recommends a two-phase program because past work has appeared to have confirmed the presence of gold-bearing gravels in and around Peter's Creek. Additionally, Mr. Timmins indicates there has been improvements in technology and current prices of gold. Phase 1 would consist of compilation and correlation of all past work, road rehabilitation to remove small trees and shrubs, and to repair any minor road erosion, as well as a bulk testing program to confirm earlier results. If we are able to confirm the estimate of possible reserves that was reported to be calculated in 1988 we would consider Phase 1 to be successful and a second phase of work could commence.

Phase 2 work would consist of road construction to widen and strengthen the existing road so it can support transport of heavy equipment such as a backhoe, excavator, drilling equipment and gravel processing equipment. Phase 2 work would also consist of additional bulk sampling by means of test pits upstream from the Ventures Shaft, which was known to be a producing area of gold on our property in the 1870's. This bulk sampling process would involve excavation of a minimum of three pits in a systematic grid pattern using a backhoe, excavator and drilling equipment. We would process the gravel systematically from these pits with gravel processing equipment to extract any gold. Should the results of the above program of work confirm the occurrence of commercially viable gold ore grades in a consistent and continuous channel upstream from the Ventures Shaft, a program for the extraction of placer gold along with permitting application can be prepared.

Commercially viable gold ore grades are dependent on the current price of gold and the cost to extract the gold. For example, if the price of gold is $400 per ounce and the price to extract the gold is $300 per ounce then the gold ore deposit is commercially viable. As another example, if the price of gold is $300 per ounce and the price to extract the gold is $400 per ounce the gold ore deposit is not commercially viable. This economic viability point is known as the “cutoff”. In establishing the cutoff grade we must realistically reflect upon the location, deposit scale, continuity, mining method, metallurgical processes, costs and reasonable metal prices.

14. File as an exhibit the geological report.

We have filled the geological report has exhibit 99.1.

Certain Relationships and Related Transactions, page 37

15. Please state the names of your promoters. See Item 404 of Regulation S-B

We have stated the name of our promoters with the following paragraph:

The promoters of our company are Thornton J. Donaldson, a Director and our President and Jeff Murdock, a Director and our Secretary. Except for the transaction with Mr. Donaldson noted above, there is nothing of value to be received by each promoter, either directly or indirectly, from us. Additionally, except for the transaction noted above, there have been no assets acquired or are any assets to be acquired from each promoter, either directly or indirectly, from us.

16. Please disclose the nature and amount of anything of value received or to be received by each promoter, directly or indirectly, from the issuer. See Item 404 of Regulation S-B.

We have disclosed the following about each promoter by adding the following paragraph:

Since our inception on March 1, 2004 we have entered into a transaction with Thornton J. Donaldson who is a Director and the President of our company. In this transaction we acquired a 100% interest in seven placer claims from Mr. Donaldson for the issuance of 2,500,000 shares of our common stock to him on May 14, 2004. The original cost of these placer claims incurred by Mr. Donaldson was $1,700. Additionally, Mr. Donaldson has agreed to hold these claims in trust for us by signing four trust agreements with us between May 14, 2004 and June 17, 2004.

17. Describe the material terms of the trust agreements between the company and Mr. Donaldson.

We have described the material terms of the trust agreements between the company and Mr. Donaldson by adding the following paragraph:

In return for Mr. Donaldson holding the seven placer claims in trust for us, we have agreed to make payments on behalf of Mr. Donaldson to keep the claims in good standing with the province of British Columbia. We anticipate the amount of the payments to be made on behalf of Mr. Donaldson to be CDN$4,200 annually.

Statement of Cash Flows, page F-45

18. It appears that your cash flow from operations was generated primarily from the foreign exchange gain of $779. According to FAS 95, paragraph 101, the effects of exchange rate changes do not themselves give rise to cash flows and their effects on items other than cash this have no place in a statement of cash flows. Please revise your cash flow statement to show the exchange gain as a separate item in the reconciliation of beginning and ending balances of cash. In addition, the only cash generated by your Company was the result of the issuance of common stock for $59,750. However, you indicate that your cash balance increased to $60,549 as of June 30, 2004. It appears that your cash balance may be denominated in a foreign currency which results in a translation adjustment and not a transaction gain. Please tell us whether your cash is denominated in a foreign currency and translated to US dollar. In addition provide us with a detail explanation of the transaction that resulted in the transaction gain of $779.

The financial statements have been updated to show the foreign exchange gain as an adjustment to reconcile cash balances. Yes, a significant portion of our cash balance is denominated in Canadian dollars. We have also added a risk factor because a significant portion of our cash balance is denominated in Canadian dollars.

Part II – Recent Sales of Unregistered Securities

18. Describe the facts under which the shareholders were solicited, including:

  How were these persons identified?

  Identify the class of persons.

  Who identified these persons?

  How were those persons contacted?

  Who contacted them?

  What information were they provided with?

We have described the facts under which the shareholder were solicited by adding the following paragraph:

Potential shareholders where identified by our President from his personal list of close friends and close business associates. Our President contacted the potential shareholders by mailing them a cover letter and a private placement subscription agreement. Our President responded to each interested shareholder in the same manner that the interested shareholder initiated the communication with him. The securities were sold solely by our President to his close friends and close business associates under an exemption provided under British Columbia securities law.

Response Memo to Letter of October 25, 2004

General

1. For your property, provide the disclosures required by Industry Guide 7 (b). In particular, provide:

  The location and means of access to the property,

  A map(s) showing the location of your properties.

  Any conditions that you must meet in order to obtain or retain title to the property.

  A brief description of the rock formation and mineralization of existing or potential economic significance on the property.

  A description of the present condition of the property.

  A description of any work completed on the property.

  A description of equipment and other infrastructure facilities.

  The current state of exploration of the property.

  The total cost of your property incurred to date and planned future costs.

  The source of power that can be utilized at the property.

  If applicable, provide a clear statement that the property is without known reserves and the proposed program is exploratory in nature.

Refer to Industry Guide 7(b)(1)-(5) for specific guidance. Industry Guide 7 can be reviewed on the Internet at
http://www.sec.gov/divisions/corpfin/forms/industry.htm#secguide7.

We have reviewed the Industry Guide 7(b) and the guidelines you recommended above. We have reworked the Prospectus Summary and Description of Business to make the required disclosures.

2. Make it clear to investors that even if you complete your current exploration program and it is successful in identifying a mineral deposit, you will have to spend substantial funds on further drilling and engineering studies before you will if you have a commercially viable mineral deposit, a reserve.

We have added the following sentence in the Prospectus Summary and Description of Business:

If we are able to complete our planned current Phase 1 exploration program, we will have to spend substantial funds on further excavation, drilling and engineering studies before we will know if our placer claims have a commercially viable mineral deposit.

3. Since the cutoff grade concept is important to understanding the potential of your mineral properties, disclose a definition for the term “cutoff” that illuminates the fact that a cutoff is used to define a mineral resource that has reasonable prospects for economic extraction. In establishing the cut-off grade, it must realistically reflect the location, deposit scale, continuity, assumed mining method, metallurgical processes, costs and reasonable metal prices.

We have added the following paragraph in the Description of Business to disclose the “cutoff” concept:

Commercially viable gold ore grades are dependent on the current price of gold and the cost to extract the gold. For example, if the price of gold is $400 per ounce and the price to extract the gold is $300 per ounce then the gold ore deposit is commercially viable. As another example, if the price of gold is $300 per ounce and the price to extract the gold is $400 per ounce the gold ore deposit is not commercially viable. This economic viability point is known as the “cutoff”. In establishing the cutoff grade we must realistically reflect upon the location, deposit scale, continuity, mining method, metallurgical processes, costs and reasonable metal prices.

4. You disclose Mr. William Timmins as an expert concerning your exploration plan. Provide as an exhibit, a written consent from any experts whose name you cite, and/or whose work you incorporate into your document. These consents should concur with the summary of the information in the report disclosed, and agree to being named as an expert in the registration statement.

We have removed all names of any historical geologists, and where we refer to their reported findings in the historical background we warn investors that this information should not be taken as factual. Mr. Timmins is the only expert available to us and his consent has been filed as Exhibit 23.2.

Prospectus Summary, page 5

5. In the third paragraph of the “Prospectus Summary” section on page 5, you indicate a possible reserve estimate performed in 1988. Possible reserves are not a valid classification under Industry Guide 7 (a), despite a technical report utilizing this classification. Restate with proper terminology or remove these possible reserves.

We have removed all references to possible reserves.

History and Previous Workings, page 30

6. In this section, you disclose a number of reserve estimates. None appear to be supported by a “final” feasibility study that you have in hand. Disclosure of reserve estimates is not allowed unless they are supported by a final feasibility study. Remove all reserve estimates in this document, particularly any estimate of “possible” reserves.

We have removed all historical reserve estimates and references to possible reserves.

Other Changes

  The most recent financial statements have been added to the SB-2/A and various changes have been made to the prospectus where appropriate as a result of the new financial statements.

  We have added a risk factor to cover our foreign exchange exposure.

  We have added Jeff Murdock to the Executive Compensation table.